Mine standby costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 15,675	$ 17,334
Lamaque
Disclosure of other income & finance costs [Line Items]
Mine standby costs	3,086	0
Skouries
Disclosure of other income & finance costs [Line Items]
Mine standby costs	8,890	7,911
Vila Nova
Disclosure of other income & finance costs [Line Items]
Mine standby costs	746	2,115
Other Mine Location
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 2,953	$ 7,308